Investments and Fair Value Measurements (Details Textual) - USD ($)	12 Months Ended
	Apr. 02, 2016	Aug. 04, 2015	Mar. 28, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 10,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	400,000		$ 0
Fair value of available-for-sale securities in a continuous unrealized loss position	55,600,000		112,900,000
Unrealized losses on available-for-sale securities in a continuous unrealized loss position	400,000		400,000
Impairment on cost-method investment	0
Estimated fair value	343,981,000		299,540,000
U.S. government/agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	149,892,000		197,507,000
Fair Value, Inputs, Level 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	$ 0		$ 0
Cavendish [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investments		$ 25,000,000